UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/30/07
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Adams Asset Advisors, LLC
Address: 8150 N. Central Expressway Suite 101
Dallas, Texas 75206

Form 13F File Number: 028-12061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Steven Adams
Title:   Manager/Owner
Phone: 214-360-7410

/s/ Steven Adams
April 26, 2007

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:               112
                                              -----------
Form 13F Information Table Value Total:       $   168,560
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Adams Asset Advisors, LLC
FORM 13F
As of 03/30/07





               TITLE           MARKET                      VOTING
               OF              VALUE  SHARES/  INVEST OTH  AUTHORITY
NAME OF ISSUER CLASS CUSIP     x$1000 PRN AMT  DISCR  MNGR SOLE SHARED NONE
-------------- ---   --------- ------ -------- ------ ---- ---- ------ ----
Ace Limited	COM   010366437   758  13,288SH SOLE                  13,288
Adaptec		COM   00651F108    51  13,100SH SOLE                  13,100
Alcoa Inc	COM   013817101 2,271  66,985SH SOLE                  66,985
Altria Group    COM   02209S103 3,996  45,502SH SOLE                  45,502
Arkansas Best   COM   040790107   192   5,400SH SOLE                   5,400
Ascendant Sol.	COM   04349Y107    31  94,764SH SOLE                  94,764
A.S.V.          COM   001963107   301  19,700SH SOLE                  19,700
Bank of Amer.	COM   060505104 3,944  77,305SH SOLE                  77,305
Belo Corp	COM   080555105 1,841  98,602SH SOLE                  98,602
Boardwalk Pipe	COM   096627104   213   5,787SH SOLE                   5,787
Bristol Myers	COM   110122108   808  29,097SH SOLE                  29,097
Buckeye Part    COM   118230101   205   4,125SH SOLE                   4,125
Building Mat	COM   120113105   435  24,000SH SOLE		      24,000
Canetic Res	COM   137513107   771  59,480SH SOLE		      59,480
Caterpillar 	COM   149123101 4,254  63,465SH SOLE                  63,465
Cavco		COM   149568107   102   2,918SH SOLE                   2,918
Chevron Corp	COM   166764100 3,956  53,488SH SOLE                  53,488
Citigroup	COM   172967101 2,941  57,289SH SOLE                  57,289
China BAK Batt	COM   16936Y100   379 116,710SH SOLE		     116,710
Cogent		COM   19239Y108   585  43,500SH SOLE                  43,500
Comp Prog & Sys	COM   205306103   153   5,700SH SOLE                   5,700
ConocoPhillips  COM   20825C104 4,414  64,584SH SOLE                  64,584
Deluxe Corp	COM   248019101 4,178 124,619SH SOLE                 124,619
Dow Chemical	COM   260543103 4,194  91,446SH SOLE                  91,446
DTE Energy	COM   233331107   949  19,815SH SOLE                  19,815
Eaglerock Ener	COM  26985R104 13,084 642,609SH SOLE                 642,609
Earthlink	COM   270321102   285  38,750SH SOLE                  38,750
Eastman Chem	COM   277432100 3,952  62,399SH SOLE                  62,399
Emmis Comm	COM   291525103   205  24,280SH SOLE                  24,280
Enbridge Ener	COM   29250R106   249   4,464SH SOLE                   4,464
Enterprise Prod	COM   293792107   114   3,600SH SOLE                   3,600
Enterra Energy  COM   29381P102   496  90,000SH SOLE                  90,000
Exxon Mobil	COM   30231G102   197   2,608SH SOLE                   2,608
First Horizon	COM   320517105 3,187  76,734SH SOLE                  76,734
Fording CDN 	COM   345425102   780  35,300SH SOLE                  35,300
Fortune Brands	COM   349631101   844  10,713SH SOLE                  10,713
France Telecom	COM   35177Q105   827  31,308SH SOLE                  31,308
Freeport McMoRanCOM   35671D857 2,956  44,660SH SOLE                  44,660
Furniture Brand	COM   360921100   387  24,500SH SOLE                  24,500
Gannett Co	COM   364730101 2,132  37,875SH SOLE                  37,875
Genesis Micro	COM   37184C103   513  55,200SH SOLE                  55,200
Genuine Parts	COM   372460105   807  16,460SH SOLE                  16,460
Georgia Gulf	COM   373200203   562  34,650SH SOLE                  34,650
GlaxoSmithKlin  COM   37733W105 1,642  29,720SH SOLE                  29,720
Goldman Sachs   COM   38141G104   207   1,000SH SOLE                   1,000
Hawaiian Elec	COM   419870100 2,210  85,021SH SOLE                  85,021
Hi Tech Pharm	COM   42840B101   593  53,177SH SOLE                  53,177
Huntington Banc	COM   446150104   262  12,000SH SOLE                  12,000
Insteel Indus	COM   45774W108   296  17,600SH SOLE                  17,600
Jakks Pacific	COM   47012E106   267  11,163SH SOLE                  11,163
Johnson @ John	COM   478160104 1,053  17,474SH SOLE                  17,474
Journal Regis.	COM   457461200   234  39,300SH SOLE                  39,300
JPMorgan Chase	COM   46625H100 3,548  73,328SH SOLE                  73,328
KMP Energy Par. COM   494550106 1,010  19,166SH SOLE                  19,166
Komag		COM   500453204   386  11,800SH SOLE                  11,800
Labor Ready	COM   505401208   190  10,017SH SOLE                  10,017
Laclede Group	COM   505597104   124   4,000SH SOLE                   4,000
LoJack Corp	COM   539451104   233  12,300SH SOLE                  12,300
Louisiana Pac.	COM   546347105 2,848 141,997SH SOLE                 141,997
Magellan Mid.	COM   559080106   380   8,124SH SOLE                   8,124
Marathon Oil	COM   565849106   713   7,212SH SOLE                   7,212
Masco Corp	COM   574599106 3,664 133,722SH SOLE                 133,722
Merck & Co.	COM   589331107 4,098  92,777SH SOLE                  92,777
Mesa Air Group	COM   590479101   421  55,862SH SOLE                  55,862
Microsoft	COM   594918104   226   8,123SH SOLE                   8,123
Motorola	COM   620076109 1,944 109,996SH SOLE		     109,996
National City	COM   635405103   355   9,536SH SOLE                   9,536
Natural ResourceCOM   63900P103   219   3,260SH SOLE		       3,260
Odyssey Health	COM   67611V101   362  27,586SH SOLE                  27,586
Olin Corp	COM   680665205 1,988 117,335SH SOLE                 117,335
Olympic Steel   COM   68162K106   403  13,000SH SOLE                  13,000
Omnivision Tech	COM   682128103   451  34,800SH SOLE		      34,800
One Ok Partner	COM   68268N103   489   7,249SH SOLE                   7,249
Optical Comm 	COM   68382T101    46  34,000SH SOLE                  34,000
Paccar Inc	COM   693718108 4,468  60,866SH SOLE                  60,866
Palm Inc	COM   696643105   373  20,569SH SOLE                  20,569
Patterson UTI 	COM   703481101   322  14,350SH SOLE                  14,350
PetroChina	COM   71646E100 3,530  30,145SH SOLE                  30,145
Pfizer		COM   717081103 4,319 170,994SH SOLE                 170,994
Pier 1 Imports	COM   720279108   492  71,130SH SOLE                  71,130
Pioneer Drill	COM   723655106   256  20,190SH SOLE                  20,190
Plains All Amer	COM   726503105   163   2,834SH SOLE		       2,834
Polaris Ind.	COM   731068102 4,126  85,986SH SOLE                  85,986
PPG Industries	COM   693506107 3,939  56,019SH SOLE                  56,019
PrimeWest Ener	COM   741930309 1,212  61,548SH SOLE                  61,548
Puget Energy	COM   745310102   813  31,656SH SOLE                  31,656
Rackable SystemsCOM   750077109   476  28,050SH SOLE                  28,050
Rayonier	COM   754907103   107   2,480SH SOLE		       2,480
Schnitzer Stl	COM   806882106   251   6,237SH SOLE                   6,237
Sempra Energy	COM   816851109   830  13,603SH SOLE                  13,603
Stone Energy	COM   861642106   593  19,960SH SOLE                  19,960
Sunono Logist.	COM   86764L108   304   5,125SH SOLE                   5,125
SuperValu	COM   868536103 1,836  47,003SH SOLE                  47,003
Symbion		COM   871507109   164   8,380SH SOLE                   8,380
TC Pipelines	COM   87233Q108   917  25,124SH SOLE                  25,124
New Zeal. Tele	COM   879278208 4,131 151,890SH SOLE                 151,890
Tele. De Mex	COM   879403780 1,732  51,848SH SOLE                  51,848
TEPPCO Partners	COM   872384102   178   4,000SH SOLE                   4,000
Unilever	COM   904767704   878  29,182SH SOLE                  29,182
Universal ForestCOM   913543104   347   7,000SH SOLE                   7,000
Universal Corp	COM   913456109 4,607  75,096SH SOLE                  75,096
UST Inc.	COM   902911106 3,865  66,662SH SOLE                  66,662
Valero Energy   COM   91913Y100 4,212  65,310SH SOLE                  65,310
Valero L.P.	COM   91913W104   203   3,045SH SOLE                   3,045
Verizon Comm	COM   92343V104 3,978 104,907SH SOLE                 104,907
Washington Mut	COM   939322103 3,922  97,122SH SOLE                  97,122
Westwood One	COM   961815107   193  28,045SH SOLE                  28,045
Whirlpool Corp	COM   963320106 3,572  42,064SH SOLE                  42,064
Worthington Ind.COM   981811102   309  15,000SH SOLE		      15,000
Wyeth		COM   983024100   774  15,474SH SOLE                  15,474
XL Capital	COM   010516331 1,689  24,142SH SOLE                  24,142
Yahoo		COM   984332106   125   4,000SH SOLE                   4,000



REPORT SUMMARY:	      112     168,560